COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments
Operating Leases
2019	$109,582
2020	112,763
2021 and thereafter	115,642
Total minimum lease payments	$338,987